SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Schedule Of Summarized Financial Information And Non-Guarantor Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Revenue	$ 67,826	$ 56,771
Net income attributable to shareholders	2,807	3,584
Total assets	323,969	256,281
Total liabilities	207,123	159,131
The Corporation
Disclosure of subsidiaries [line items]
Revenue	104	810
Net income attributable to shareholders	2,807	3,584
Total assets	70,976	59,105
Total liabilities	35,963	29,290
BFI
Disclosure of subsidiaries [line items]
Revenue	148	43
Net income attributable to shareholders	40	(46)
Total assets	5,389	4,330
Total liabilities	3,994	2,909
BFL
Disclosure of subsidiaries [line items]
Revenue	0	53
Net income attributable to shareholders	0	(1)
Total assets	0	13
Total liabilities	0	6
BIC
Disclosure of subsidiaries [line items]
Revenue	105	163
Net income attributable to shareholders	85	145
Total assets	3,520	3,296
Total liabilities	2,239	2,198
Subsidiaries of the Corporation other than BFI, BFL and BIC
Disclosure of subsidiaries [line items]
Revenue	73,310	62,984
Net income attributable to shareholders	3,493	4,506
Total assets	331,698	271,534
Total liabilities	195,586	154,458
Elimination of intersegment amounts
Disclosure of subsidiaries [line items]
Revenue	(5,841)	(7,282)
Net income attributable to shareholders	(3,618)	(4,604)
Total assets	(87,614)	(81,997)
Total liabilities	$ (30,659)	$ (29,730)